Reclassification Adjustments Out of Accumulated Other Comprehensive Loss, Reclassifications (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount Reclassified From Accumulated Other Comprehensive Loss [Line Items]
Income tax expense	$ 126,043,000	$ 73,582,000	$ 113,503,000
Cost of services and products	2,225,316,000	2,272,570,000	2,050,644,000
Selling, general and administrative	1,947,778,000	2,033,901,000	2,002,359,000
Amount reclassified from accumulated other comprehensive loss | Retirement plan
Amount Reclassified From Accumulated Other Comprehensive Loss [Line Items]
Amounts reclassified from accumulated other comprehensive loss to operating expenses	(800,000)
Income tax expense	(400,000)
Cost of services and products	(500,000)
Selling, general and administrative	$ (300,000)